Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Nationwide S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NATIONWIDE S&P 500 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 29 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 93 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	”Other Expenses” has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. The S&P 500 Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

		If the value of the Fund’s investments go down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.80% – 2nd qtr. of 2009 Worst Quarter: -22.11% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

		The inception date for Class R shares is January 30, 2007. Pre-inception historical performance for Class R shares is based on the previous performance of Local Fund shares, which are no longer offered by the Fund. Performance for Class R shares has not been adjusted to reflect the difference in expenses as compared to Local Fund shares.
Nationwide S&P 500 Index Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	750
5 Years	rr_ExpenseExampleYear05	880
10 Years	rr_ExpenseExampleYear10	1,259
2005	rr_AnnualReturn2005	4.40%
2006	rr_AnnualReturn2006	15.33%
2007	rr_AnnualReturn2007	4.92%
2008	rr_AnnualReturn2008	(37.35%)
2009	rr_AnnualReturn2009	26.00%
2010	rr_AnnualReturn2010	14.44%
2011	rr_AnnualReturn2011	1.46%
2012	rr_AnnualReturn2012	15.37%
2013	rr_AnnualReturn2013	31.69%
2014	rr_AnnualReturn2014	13.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	13.44%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Nationwide S&P 500 Index Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	681
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
1 Year	rr_AverageAnnualReturnYear01	11.25%
5 Years	rr_AverageAnnualReturnYear05	14.09%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Nationwide S&P 500 Index Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	14.42%
10 Years	rr_AverageAnnualReturnYear10	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2007
Nationwide S&P 500 Index Fund | Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	714
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	14.78%
10 Years	rr_AverageAnnualReturnYear10	7.04%
Nationwide S&P 500 Index Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	217
1 Year	rr_AverageAnnualReturnYear01	13.49%
5 Years	rr_AverageAnnualReturnYear05	15.25%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Nationwide S&P 500 Index Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	43
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	530
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	14.96%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Nationwide S&P 500 Index Fund | After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	12.48%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Nationwide S&P 500 Index Fund | After Taxes on Distributions and Sale of Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	10.73%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Nationwide S&P 500 Index Fund | S&P 500 Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%

[1]	"Other Expenses" has been restated to reflect current fees.